Long-term Debt	6 Months Ended
Jun. 30, 2024
Long-term Debt [Abstract]
Long-term Debt
8.

Long-term debt
The

amount of

long-term debt

shown in

the

accompanying consolidated

balance sheets

is

analyzed as
follows:

2024 2023
Senior unsecured bond 119,100 119,100
Secured long-term debt 371,966 397,857
Total long-term

debt
$ 491,066 $ 516,957
Less: Deferred financing costs

(5,170) (6,314)
Long-term debt, net of deferred financing costs $ 485,896 $ 510,643
Less: Current long-term debt, net of deferred financing

costs,
current (47,277) (49,512)
Long-term debt, excluding current maturities $ 438,619 $ 461,131

Senior Unsecured Bond
:

On June 22, 2021
, the

Company issued a

$
125,000

senior unsecured bond

maturing in

June 2026. The
bond ranks ahead of subordinated capital and ranks the

same with all other senior unsecured obligations
of

the

Company

other

than

obligations

which

are

mandatorily

preferred

by

law.

Entities

affiliated

with

executive officers

and directors of

the Company purchased

an aggregate of

$
21,000

principal amount of
the

bond.

The

bond

bears

interest

at

a

US

Dollar

fixed-rate

coupon

of
8.375
%

and

is

payable

semi-
annually in

arrears in

June and

December of

each year.

The bond

is callable

in whole

or in

part in

June
2024

at

a

price

equal

to
103.35
%

of

nominal

value;

between

June

2025

to

December

2025

at

a

price
equal to 101.675 % of nominal value and after December 2025 at a price equal to 100 % of nominal value.
On

June

29,

2023, the

Company

repurchased $
5,900

nominal value

of

the

bond

for

$
5,851
.

The

bond
includes

financial

and

other

covenants

and

is

trading

at

Oslo

Stock

Exchange under

the

ticker

symbol
“DIASH02”.

In June 2024, the

Company agreed to refinance the

bond with a new

issue in the amount

of $
150

million
maturing in 2029 at a fixed rate coupon of 8.75% (Note 15).
Secured Term Loans:
Under

the

secured term

loans

outstanding as

of June

30,

2024,
32

vessels of

the

Company’s

fleet

are
mortgaged

with

first

preferred

or

priority

ship

mortgages,

having

an

aggregate

carrying

value

of
$ 673,431
.

Additional

securities

required

by

the

banks

include

first

priority

assignment

of

all

earnings,
insurances,

first

assignment

of

time

charter

contracts

that

exceed

a

certain

period,

pledge

over

the
shares

of

the

borrowers,

manager’s

undertaking

and

subordination

and

requisition

compensation

and
either

a

corporate

guarantee

by

DSI

(the

“Guarantor”)

or

a

guarantee

by

the

ship

owning

companies
(where applicable), financial covenants, as well as operating account assignments. The lenders may also require

additional

security

in

the

future

in

the

event

the

borrowers

breach

certain

covenants

under

the
loan

agreements.

The

secured

term

loans

generally

include

restrictions

as

to

changes

in

management
and ownership

of the

vessels, additional

indebtedness, as

well as

minimum requirements

regarding hull
cover ratio and minimum liquidity per vessel owned by the borrowers, or the Guarantor,

maintained in the
bank accounts of the borrowers, or the Guarantor.

As

of

June

30,

2024

and

December

31,

2023

minimum

cash

deposits required

to

be

maintained

at

all
times

under

the

Company’s

loan

facilities,

amounted

to

$
19,500

and

$
20,000
,

respectively

and

are
included in

restricted cash,

non-current in

the accompanying

consolidated balance

sheets. Furthermore,
the secured term loans

contain cross default provisions and

additionally the Company is

not permitted to
pay any dividends following the occurrence of an event of default.
As of June 30, 2024, the Company had the following agreements with banks, either as a borrower or as a guarantor, to guarantee the loans of its subsidiaries:
Nordea Bank

AB, London

Branch (“Nordea”):

On September

30, 2022,

the

Company entered

into a
$ 200

million loan

agreement to

finance the

acquisition price

of
9

Ultramax vessels.

The Company

drew
down $ 197,236

under the loan,

in tranches for

each vessel on

their delivery to

the Company but

prepaid
$ 21,937

in

December

2022

due

to

a

vessel

sale

and

leaseback

transaction.

The

loan

is

repayable

in
equal quarterly

instalments

of

an

aggregate

amount

of

$
3,719
,

and

a

balloon

of

$
100,912

payable
together

with

the

last

instalment

on
October 11, 2027
.

The

loan

bears

interest

at

term

SOFR

plus

a
margin of 2.25
%.

On June 27, 2023, the Company drew down $ 22,500

to refinance the balance of a previous loan with the
bank.

The

loan

is

repayable

in
twenty

equal
quarterly

instalments of

$
1,125

and

bears

interest at

term
SOFR plus a margin of 2.25%. The loan matures on June 27, 2028 .
Export-Import Bank of China:

On January 4,

2017, the Company drew

down $
57,240

under a secured
loan

agreement,

which

is

repayable

in

equal
quarterly

instalments

of

$
954
,

each,

until

its

maturity

on
January 4, 2032

and bears interest at term SOFR plus a margin of
2.45%.
DNB

Bank

ASA

or

DNB:

On

June

26,

2023,

the

Company

entered

into

a

$
100,000

loan

agreement
which was

drawn

on June

27,

2023, to

refinance the

outstanding balance

of

the

ABN loans

mentioned
above

and

for

working

capital

purposes.

The

loan

is

repayable

in
26

equal
quarterly

instalments

of
$ 3,846

until
December 27, 2029
, and

bears term

SOFR plus

a margin

of
2.2
%, subject

to sustainability
margin adjustment.

Additionally,

the loan

is subject

to a

margin reset,

according to

which the

borrowers
and the lenders

will enter into

discussions to agree

on a new

margin. Unless the

parties agree on

a new
margin, the loan

will be mandatorily

repayable on June

27, 2027. As

part of the

loan agreement, on

July
6,

2023,

the

Company

entered

into

an

interest

rate

swap

with

DNB

for

a

notional

amount

of

$
30,000 ,
being 30
%

of

the

loan

amount

and

quarterly

amortization

of

$
1,154
.

Under

the

interest

rate

swap,

the
Company pays a

fixed rate of
4.268
% and receives

floating under term SOFR,

has a trade

date on June
27,

2023,

and

termination

date

on

December

27,

2029,

and

also

has

a

mandatory

break

on

June

27,
2027,

the

margin

reset

date

of

the

loan,

according

to

which

the

swap

will

be

terminated

if

the

loan

is
prepaid. As of

June 30, 2024

and December 31,

2023, the fair

value of the

interest rate swap

amounted
to

$
78

and

$
439
,

respectively,

and

is separately

presented in

current assets

and non-current

liabilities.
For

the

six

months

ended

June

30,

2024,

gain

from

the

interest

rate

swap

amounted

to

$
361

and

is
separately

presented

as

gain

on

derivative

instruments

in

the

2024

accompanying

unaudited

interim
consolidated statement of comprehensive income/(loss).
Danish Ship

Finance A/S

or Danish:

On April

12,

2023, the

Company signed

a term

loan facility

with
Danish, for

$
100,000

to refinance

the outstanding

balance of

the Company’s

loans with

DNB Bank

ASA
and

BNP,

mentioned

above

and

working

capital.

On

April

18

and

19,

2023,

the

Company

drew

down
$ 100,000

which

is

repayable

in
twenty

equal

consecutive
quarterly

instalments

of

$
3,301

each

and

a
balloon of $ 33,972

payable together with the last instalment

on April 19, 2028, and

bears interest at term
SOFR plus a margin of 2.2
%.

As

of

June

30,

2024

and

December

31,

2023,

the

Company

was

in

compliance

with

all

of

its

loan
covenants.
As of

June 30,

2024, the

maturities of

the Company’s

bond and

debt facilities

throughout their

term, are
shown

in

the

table

below

and

have

been

adjusted

to

take

into

account the

refinancing

of

the
two

loan
agreements

with

Nordea

with

a

new

loan

agreement

(Note

15(d))

and

the

issuance

of

the

new

Bond
(Note 15(b)). The table below does not include related debt issuance costs.

Period Principal Repayment
Year 1 $ 49,487
Year 2 50,221
Year 3 50,221
Year 4 84,193
Year 5 156,116
Year 6 and

thereafter
100,828
Total $ 491,066